Certnys

1-04714

NYSE Regulation, Inc.
20 Broad Street, 24th Floor
New York, NY 10005

[redacted]

13003375

NYSE REGULATION

September 3, 2013

Received SEC

SEP 0 3 2013

Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on August 30, 2013 the NYSE MKT LLC (the "Exchange") received from Skyline Corporation (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $0.0277

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.